Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Opening balance	$ 20,406	$ 41,506	$ 41,506
FX option premium	194		249
Unrealized loss on derivatives asssts (interest rate caps)	(5,764)		(15,933)
Unrealized loss on FX option	(197)		(246)
Derivative, Gain (Loss) on Derivative, Net	(2,831)	$ (764)	(5,170)
Closing balance	11,808		20,406
Less: Current portion of derivative assets (interest rate caps)	(10,318)		(14,434)
Less: Current portion of FX option	0		(3)
Derivative Asset, Noncurrent	$ 1,490		$ 5,969